Property, Plant and Equipment - Summary of Cost and Accumulated Depreciation of Property Plant and Equipment (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 288,418
Ending balance	56,152
Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	801,221	$ 720,959
Additions	2,993	67,364
Disposals	(285,914)
Ending balance	518,300	788,323
Accumulated depreciation, amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	512,803	277,393
Depreciation expenses	155,663	174,404
Disposals	(206,318)
Ending balance	462,148	451,797
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	98,820
Ending balance	39,327
Office Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	276,935	211,302
Additions	2,993	52,735
Disposals	(65,292)
Ending balance	214,636	264,037
Office Equipment | Accumulated depreciation, amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	178,115	115,436
Depreciation expenses	44,591	45,039
Disposals	(47,397)
Ending balance	175,309	160,475
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	11,052
Ending balance	3,324
Other Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	36,180	35,153
Additions		1,027
Disposals	(889)
Ending balance	35,291	36,180
Other Equipment | Accumulated depreciation, amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	25,128	14,344
Depreciation expenses	7,357	8,094
Disposals	(518)
Ending balance	31,967	22,438
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	178,546
Ending balance	13,501
Leasehold Improvements | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	488,106	474,504
Additions		13,602
Disposals	(219,733)
Ending balance	268,373	488,106
Leasehold Improvements | Accumulated depreciation, amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	309,560	147,613
Depreciation expenses	103,715	121,271
Disposals	(158,403)
Ending balance	$ 254,872	$ 268,884